SCHEDULE OF COMPONENTS OF CAPITAL (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 9,229,845	$ 14,941,775	$ 6,872,894	$ 1,428,129
Shareholders' equity	$ 208,128,989